Financial assets and other receivables - Factoring of trade receivables (Details) € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 02, 2020 EUR (€)	Feb. 28, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of financial assets [line items]
Repaid			$ 495,726	$ 456,506	$ 919,932
Borrowings			57,162	46,548
Finance costs			21,942	38,793	$ 61,015
Factoring of receivables
Disclosure of financial assets [line items]
Cash consideration advanced for the financing facility | €	€ 60,000
Percentage of accounts receivable	10.00%
Bad debt losses not covered by the insurance provider. | €	€ 5,000
Upfront cash consideration			427,772	431,274
Repaid			420,873	454,576
Borrowings			35,059	30,683
Accounts receivables in respect of factoring agreements			41,272	35,504
Finance costs			$ 3,344	$ 2,568
Factoring of receivables | Bankinter
Disclosure of financial assets [line items]
Cash consideration advanced for the financing facility		$ 30,000
Receivable service fee		0.25%
Financing closing fees		0.25%
Annual renewal fee percentage		0.25%
Factoring of receivables | Minimum
Disclosure of financial assets [line items]
Percentage of annual agent fee	0.18%
Factoring of receivables | Maximum
Disclosure of financial assets [line items]
Percentage of annual agent fee	0.25%
Factoring of receivables | EURIBOR. | Bankinter
Disclosure of financial assets [line items]
Financing cost percentage		1.00%